Commitments and Related Party Transactions (Details) - Los Altos Ventures Corp. [Member] - USD ($)		7 Months Ended
	Jun. 02, 2025	Dec. 31, 2025	Mar. 31, 2026
Commitments and Related Party Transactions [Line Items]
Percentage of interest rate	18.00%
Notes payable amount		$ 30,000	$ 45,000
Aggregate purchase price amount	$ 750
Aggregate cash purchase price	$ 250
Common Stock [Member]
Commitments and Related Party Transactions [Line Items]
Aggregate shares		10,000,000
Ian Jacobs [Member]
Commitments and Related Party Transactions [Line Items]
Aggregate shares	2,500,000
Mark Tompkins [Member] | Common Stock [Member]
Commitments and Related Party Transactions [Line Items]
Aggregate shares	7,500,000